Derivatives Warrant Liabilities (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Derivatives Warrant Liabilities [Line Items]
Warrants outstanding	144,606
Exercise price (in Dollars per share) | $ / shares	$ 1.275
Pre-Funded Warrants [Member]
Derivatives Warrant Liabilities [Line Items]
Exercised shares	605,452
Series B Warrant [Member]
Derivatives Warrant Liabilities [Line Items]
Exercised shares	132,116
Series A warrants [Member]
Derivatives Warrant Liabilities [Line Items]
Warrants outstanding	4,636,364
Exercise price (in Dollars per share) | $ / shares	$ 1.1
Common Stock [Member]
Derivatives Warrant Liabilities [Line Items]
Exercised shares	1,088,590
Shares received	131,249
Common Stock [Member] | Private Placement Warrants [Member]
Derivatives Warrant Liabilities [Line Items]
Shares received	601,367